As filed with the Securities and Exchange Commission on May 27, 2010
Investment Company Act File Number 811-4922

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

California Daily Tax Free Income Fund, Inc.
(Exact name of registrant as specified in charter)
600 Fifth Avenue
New York, NY  10020
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
600 Fifth Avenue
New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

Item 1: Schedule of Investments

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 2010
(UNAUDITED)

					Rating (a)
Face		Maturity	Interest	Value		Standard
Amount		Date	Rate	(Note 1)	Moody's	& Poor's
Tax Exempt Commercial Paper (3.47%)
$6,970,000	California State University Institute – Series A LOC State Street Bank & Trust Company/ JPMorgan Chase Bank, N.A.	05/13/10	0.27%	$6,970,000	P-1	A-1+
6,970,000	Total Tax Exempt Commercial Paper			6,970,000

Tax Exempt General Obligation Notes and Bonds (2.00%)
$2,000,000	Oconomowoc Area School District (Dodge, Jefferson and Waukesha Counties), WI 2009 TRAN	08/23/10	0.75%	$2,007,826	MIG-1
2,000,000	School District of New Berlin (Waukesha County), WI 2009 TRAN	08/25/10	0.75	2,003,964	MIG-1
4,000,000	Total Tax Exempt General Obligation Notes and Bonds			4,011,790

Tax Exempt Variable Rate Demand Instruments (b) (93.45%)
$4,300,000	Alameda – Contra Costa, CA Schools Financing Authority (Capital Improvement Financing Project) – Series K LOC KBC Bank, N.V.	08/01/32	0.29%	$4,300,000		A-1
4,800,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations Refunding and Revenue Bonds (Valley Christian Schools) LOC Bank of America, N.A.	11/01/32	0.29	4,800,000	VMIG-1
6,600,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations RB (On Look Senior Health Services) – Series 2008 LOC Wells Fargo Bank, N.A.	08/01/38	0.23	6,600,000	VMIG-1
1,095,000	California HFFA RB (Adventist Health System/West - Sutter Health Revolving Loan Pool) - Series 2002A LOC Wachovia Bank, N.A.	09/01/25	0.24	1,095,000	VMIG-1
1,000,000	California HFFA RB (Adventist Health System/West - Sutter Health Revolving Loan Pool) - Series 2002B LOC Wachovia Bank, N.A.	09/01/25	0.24	1,000,000	VMIG-1
6,000,000	California HFFA RB (Adventist Health System/West - Sutter Health Revolving Loan Pool) - Series 1991A and 1991B LOC U.S. Bank, N.A.	08/01/21	0.23	6,000,000	VMIG-1	A-1+
560,000	California HFFA RB (Adventist Hospital/West Sutter Health Revolving–Loan Pool) – Series 1991A LOC U.S. Bank, N.A.	08/01/21	0.23	560,000	VMIG-1	A-1+
1,400,000	California Infrastructure and Economic Development Bank RB (The J. Paul Getty Trust) - Series 2003A, 2003B, 2003C, and 2003D	04/01/33	0.27	1,400,000	VMIG-1	A-1+
5,900,000	California PCFA Pollution Control Refunding RB (Pacific Gas and Electric Company) – Series 1996C LOC JPMorgan Chase Bank, N.A.	11/01/26	0.27	5,900,000		A-1+
3,700,040	California PCFA Pollution Control Refunding RB (Pacific Gas and Electric Company) – Series 1996F LOC JPMorgan Chase Bank, N.A.	11/01/26	0.30	3,700,040		A-1+
13,650,000	California State Department of Water Resources Power Supply RB – Series 2002B-2 LOC BNP Paribas	05/01/22	0.29	13,650,000	VMIG-1	A-1+
5,490,000	California State Department of Water Resources Power Supply RB – Series 2002C-15 LOC Bank of Nova Scotia	05/01/22	0.24	5,490,000	VMIG-1	A-1+
9,900,000	California Statewide Communities Development Authority MHRB (Maple Square Apartment Homes Project) – Series 2004AA (c) LOC Citibank, N.A.	08/01/39	0.32	9,900,000		A-1
8,000,000	California Statewide Communities Development Authority MHRB (Westgate Pasadena Apartment Project) – Series 2007G (c) LOC Bank of America, N.A.	04/01/42	0.32	8,000,000	VMIG-1
3,000,000	California Statewide Communities Development Authority RB (The Pegasus School) – Series 2003 LOC Bank of America, N.A.	09/01/28	0.35	3,000,000	VMIG-1
1,320,000	Carlsbad, CA MHRB (Santa Fe Ranch Apartments Project) – Series 1993A Guaranteed by Federal Home Loan Mortgage Corporation	06/01/16	0.28	1,320,000	VMIG-1
956,000	City of Irvine Assessment District No. 00-18 Limited Obligation Improvement Bonds, Series A LOC Bank of New York Mellon	09/02/26	0.27	956,000	VMIG-1
300,000	City of Irvine Assessment District No. 04-20 Limited Obligation Improvement Bonds, Series A LOC KBC Bank, N.V.	09/02/30	0.27	300,000	VMIG-1
300,000	City of Irvine Assessment District No. 94-13 Limited Obligation Improvement Bonds (Oak Creek) LOC State Street Bank & Trust Company	09/02/22	0.27	300,000	VMIG-1	A-1+
800,000	City of Irvine Assessment District No. 97-17 Limited Obligation Improvement Bonds Series LOC State Street Bank & Trust Company	09/02/23	0.27	800,000	VMIG-1	A-1+
13,420,000	City of Irvine, CA Assessment District No. 89-10 Improvement Bonds (Orange County, California) LOC Bayerische Hypo- Vereins Bank, A.G	09/02/15	0.27	13,420,000	VMIG-1	A-1+
5,000,000	City of Santa Clara, CA Subordinated Electric RB – Series 2008B LOC Dexia CLF	07/01/27	0.29	5,000,000		A-1
6,800,000	City of Upland, CA Apartment Development Revenue Refunding Bonds (Mountain Springs) – Series 1998A Collateralized by Federal National Mortgage Association	11/15/28	0.27	6,800,000		A-1+
400,000	County of Contra Costa, CA Multifamily Mortgage Revenue Refunding Bond (River shore Apartments Project) – Series 1992B Collateralized by Federal National Mortgage Association	11/15/22	0.27	400,000		A-1+
3,500,000	County of San Mateo, CA MHRB (Pacific Oaks Apartments Project) – Series 1987A (c) LOC Wells Fargo Bank, N.A.	07/01/17	0.42	3,500,000	VMIG-1
4,200,000	Fremont, CA COPs (1998 Family Resource Center Financing Project) LOC KBC Bank, N.V.	08/01/28	0.29	4,200,000		A-1+
13,390,000	Irvine Ranch, CA Water District Consolidated Refunding Series 2008B GO of Improvement District #s 105, 113, 213 & 250 LOC Landesbank Baden-Wurttemberg	05/01/37	0.26	13,390,000	VMIG-1	A-1+
2,226,000	Irvine, CA Limited Obligation Improvement Bond Assessment District # 03-19 Series A LOC Bank of New York Mellon/ California State Teachers Retirement System	09/02/29	0.27	2,226,000	VMIG-1
4,900,000	Lake Elsinore, CA Recreation Authority Revenue Refunding Bonds (Public Facilities Project) – Series 2000A Guaranteed by California State Teachers Retirement System	02/01/32	0.25	4,900,000		A-1
6,200,000	M-S-R Public Power Agency, CA (San Juan Project Subordinate Lien RB) – Series 2008M LOC Dexia CLF	07/01/22	0.29	6,200,000		A-1
4,900,000	New York Local Government Assistance Corporation (A Public Benefit Corporation of the State of New York) – Series 1995D LOC Societe Generale	04/01/25	0.30	4,900,000	VMIG-1	A-1+
2,100,000	Oakland-Alameda County Coliseum Authority, CA Lease RB (Oakland Coliseum Project) – Series C-1 LOC Bank of America/ California State Teachers Retirement System	02/01/25	0.27	2,100,000	VMIG-1	A-1+
1,200,000	Otay Water District, Otay Service Corporation COPs (1996 Capital Projects) LOC Landesbank Hessen-Thuringen Girozentrale	09/01/26	0.28	1,200,000	VMIG-1	A-1+
500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) -Series 1995 LOC Northern Trust Bank	05/01/25	0.34	500,000		A-1+
2,000,000	Redevelopment Agency of the City of Pittsburg Los Medanos Community Development Project Subordinate Tax Allocation Bonds – Series 2004A LOC State Street Bank & Trust Company/ California State Teachers Retirement System	09/01/35	0.32	2,000,000		A-1+
2,000,000	Riverside County, CA 1985 COPs (ACES) Type One Series A LOC State Street Bank & Trust Company	12/01/15	0.27	2,000,000	VMIG-1	A-1+
200,000	Rohnert Park, Sonoma County, CA MHRB (Crossbrook Apartments) – Series 1995A Collateralized by Federal National Mortgage Association	06/15/25	0.28	200,000		A-1+
2,200,000	San Bernardino County, CA COPs (1996 County Center Refinancing Project) LOC BNP Paribas	07/01/15	0.26	2,200,000	VMIG-1	A-1+
2,000,000	San Bernardino County, CA Multifamily Mortgage RB (Parkview Place Apartments) – Series 2004A Collateralized by Federal National Mortgage Association	02/15/27	0.29	2,000,000		A-1+
5,500,000	San Francisco, CA Redevelopment Agency of City & County (Fillmore Center) – Series A-1 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/17	0.28	5,500,000		A-1+
2,675,000	Santa Clara County, CA MHRB (Grove Garden Apartments) – Series 1997A Collateralized by Federal National Mortgage Association	02/15/27	0.27	2,675,000		A-1+
1,800,000	Santa Clara County, El Camino California Hospital District Hospital Facility Authority Revenue (1985 Valley Medical Central Project) – Series A LOC State Street Bank & Trust Company	08/01/15	0.27	1,800,000	VMIG-1
8,000,000	Simi Valley, CA MHRB (Lincoln Wood Ranch) – Series 1990 Guaranteed by Federal Home Loan Mortgage Corporation	06/01/10	0.27	8,000,000		A-1+
8,000,000	State of California (Kindergarten University Public Education Facilities RB), CA – Series 2004-A3 LOC State Street Bank & Trust Company/California State Teachers Retirement System	05/01/34	0.28	8,000,000	VMIG-1	A-1+
5,400,000	State of California GO – Series 2005B-7 LOC Landesbank Hessen Thuringen Girozentrale	05/01/40	0.34	5,400,000	VMIG-1	A-1+
187,582,040	Total Tax Exempt Variable Rate Demand Instruments			187,582,040

Variable Rate Demand Instruments - Private Placements (b) (0.56%)
$1,130,000	Redevelopment Agency of the City of Morgan Hill (Kent Trust Project) – Series 1984B LOC Wells Fargo Bank, N.A	12/01/14	1.62%	$1,130,000	P-1	A-1+
1,130,000	Total Variable Rate Demand Instruments - Private Placements			1,130,000
	Total Investments (99.48%) (Cost $199,693,830†)			$199,693,830
	Cash and other assets, net of liabilities (0.52%)			1,041,634
	Net Assets (100.00%)			$200,735,464

	Class A, 128,898,895 shares outstanding			$1.00
	Class B, 2,791,626 shares outstanding			$1.00
	Advantage Shares, 69,056,966 shares outstanding			$1.00
	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation
FOOTNOTES:

	(a)		Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited	.

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

	(b)		Securities are payable on demand at par including accrued interest (usually with seven days’ notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

	(c) Security subject to alternative minimum tax.

KEY:
	ACES = Adjustable Convertible Extendible Securities	MHRB = Multi-Family Housing Revenue Bond
	COPs = Certificate of Participation	PCFA = Pollution Control Finance Authority
	HFFA = Health Facilities Financing Authority	RB = Revenue Bond
	GO = General Obligation	TRAN = Tax and Revenue Anticipation Note
	LOC = Letter of Credit

Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

	Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

	Level 1 – prices are determined using quoted prices in an active market for identical assets.

	Level 2 – prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

	Level 3 – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

	The following is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

				Debt securities issued by states of the United States and political subdivisions of the states
	Quoted prices in active markets for identical assets (Level 1)			-
	Significant other observable inputs (Level 2)			199,693,830
	Significant unobservable inputs (Level 3)			-
			Total	199,693,830

	For the period ended March 31, 2010, there were no Level 1 and Level 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary
Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President
Date: May 27, 2010

By (Signature and Title)*	/s/ Joseph Jerkovich
Joseph Jerkovich, Treasurer and Assistant Secretary
Date: May 27, 2010

* Print the name and title of each signing officer under his or her signature.